Significant partly-owned subsidiary	12 Months Ended
Dec. 31, 2024
Interest In Other Entities [Abstract]
Significant partly-owned subsidiary	Significant partly-owned subsidiary
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV Specialty(1) (2)
For the year ended December 31	2024	2023
Current assets	423	466
Non-current assets	733	941
Total assets	1,156	1,407
Current liabilities	164	153
Non-current liabilities	92	239
Total liabilities	256	392
Total equity attributable to BCE shareholders	631	707
NCI	269	308
(1)At December 31, 2024 and 2023, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
(2)CTV Specialty's net assets at December 31, 2024 and 2023 include nil and $7 million, respectively, directly attributable to NCI.
Selected income and cash flow information

	CTV Specialty(1)
For the year ended December 31	2024	2023
Operating revenues	991	969
Net earnings	100	209
Net earnings attributable to NCI	31	65
Total comprehensive income	108	196
Total comprehensive income attributable to NCI	34	61
Cash dividends paid to NCI	68	47
(1)CTV Specialty's net earnings and total comprehensive income include $2 million and $3 million directly attributable to NCI for 2024 and 2023, respectively.